PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited)
1
Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.1%
Australia : 5.4%
78,933
AGL Energy Ltd.
$ 491,917
0.1
64,110
(1)
Alkane Resources Ltd.
29,256
0.0
701,346
AMP Ltd.
717,556
0.2
103,998  Australian Clinical Labs
Ltd.
184,085
0.1
25,775  Australian Ethical
Investment Ltd.
129,240
0.0
100,053
Bank of Queensland Ltd.
487,441
0.1
147,087
Beach Energy Ltd.
110,252
0.0
27,873
(1)
Beacon Minerals Ltd.
22,928
0.0
108,731  Bendigo & Adelaide Bank
Ltd.
851,825
0.2
21,374
Bravura Solutions Ltd.
29,334
0.0
86,369
(1)
Capricorn Metals Ltd.
494,708
0.1
189,716
(1)(2)
Cettire Ltd.
31,369
0.0
61,916
Charter Hall Group
797,685
0.2
23,755  Clinuvel Pharmaceuticals
Ltd.
196,914
0.1
14,127
(1)
Cuscal Ltd.
27,872
0.0
6,962
(1)
DGL Group Ltd./Au
1,790
0.0
125,993
Downer EDI Ltd.
555,580
0.2
133,061
(1)
Emeco Holdings Ltd.
75,819
0.0
16,048
(1)
Emerald Resources NL
35,223
0.0
16,365  GR Engineering Services
Ltd.
39,018
0.0
11,910
GrainCorp Ltd. - Class A
57,796
0.0
32,679
Helia Group Ltd.
105,798
0.0
22,825
Helloworld Travel Ltd.
24,502
0.0
156,949
Horizon Oil Ltd.
20,588
0.0
27,012
HUB24 Ltd.
1,833,440
0.5
20,134
Infomedia Ltd.
16,742
0.0
16,379
JB Hi-Fi Ltd.
1,166,544
0.3
2,942
Jumbo Interactive Ltd.
19,787
0.0
111,537
Lindsay Australia Ltd.
52,534
0.0
352,652
Macmahon Holdings Ltd.
67,819
0.0
139,392  Magellan Financial Group
Ltd.
947,872
0.3
82,435
(1)
Metals X Ltd.
30,532
0.0
8,211  Monadelphous Group
Ltd.
102,372
0.0
84,053
(1)
Nanosonics Ltd.
217,702
0.1
16,531
Netwealth Group Ltd.
394,502
0.1
142,080
New Hope Corp. Ltd.
379,460
0.1
28,563
NRW Holdings Ltd.
58,978
0.0
1,805
Objective Corp. Ltd.
22,098
0.0
135,885
OceanaGold Corp.
1,848,609
0.5
18,504
(1)
OFX Group Ltd.
9,845
0.0
1,710
(1)
Ora Banda Mining Ltd.
709
0.0
53,320
Orica Ltd.
728,140
0.2
94,838
(1)
Paladin Energy Ltd.
371,419
0.1
63,070
Perenti Ltd.
70,759
0.0
399,504
Perseus Mining Ltd.
834,046
0.2
876,679
Ramelius Resources Ltd.
1,410,469
0.4
19,471
Regis Healthcare Ltd.
104,027
0.0
365,148
(1)
Regis Resources Ltd.
952,167
0.3
359,555
(1)
Resolute Mining Ltd.
141,744
0.1
103,944
(1)
Sandfire Resources Ltd.
699,290
0.2
12,107  SKS Technologies Group
Ltd.
17,192
0.0
27,246
SmartGroup Corp. Ltd.
137,872
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
27,881  Southern Cross Electrical
Engineering Ltd.
$ 31,624
0.0
29,443
Technology One Ltd.
770,184
0.2
19,105
(1)
Temple & Webster Group
Ltd.
297,764
0.1
17,756
(1)
Tuas Ltd.
60,864
0.0
389,895
(1)
Vault Minerals Ltd.
90,260
0.0
367,286  Ventia Services Group
Pty Ltd.
1,222,983
0.3
31,051
(1)
Webjet Ltd.
88,657
0.0
226,881
(1)
West African Resources
Ltd.
339,686
0.1
21,057,188
5.4
Austria : 0.3%
24,508
(1)
ams-OSRAM AG
323,036
0.1
2,574
DO & Co. AG
580,696
0.2
1,912
(2)
Kontron AG
61,681
0.0
1,609
Palfinger AG
66,919
0.0
2,747
Porr AG
92,354
0.0
1,124,686
0.3
Belgium : 0.2%
533
Cie d'Entreprises CFE
5,961
0.0
15,931
Colruyt Group N.V
680,524
0.2
1,936
Deceuninck NV
4,800
0.0
2,487
Fagron
61,496
0.0
4,934
(1)
Materialise NV, ADR
25,459
0.0
489  Wereldhave Belgium
Comm VA
29,995
0.0
808,235
0.2
Bermuda : 0.0%
1,762
(2)
Ocean Wilsons Holdings
Ltd.
27,568
0.0
Brazil : 0.2%
23,100
Bemobi Mobile Tech S.A.
83,951
0.1
159,200
C&A MODAS SA
463,992
0.1
32,587  Guararapes Confeccoes
S.A.
44,636
0.0
33,264
Karoon Energy Ltd.
39,783
0.0
8,000  Tegma Gestao Logistica
SA
52,118
0.0
684,480
0.2
Canada : 8.2%
6,500
(1)
5N Plus, Inc.
58,029
0.0
7,810
ADENTRA, Inc.
165,771
0.0
24,700
Aecon Group, Inc.
334,241
0.1
4,300  AGF Management Ltd. -
Class B
38,109
0.0
9,900
(1)
Air Canada
137,897
0.0
4,300
Altus Group Ltd./Canada
179,560
0.1
45,700
Amerigo Resources Ltd.
70,912
0.0
17,400
(1)
Aritzia, Inc.
933,919
0.2
12,626
AtkinsRealis Group, Inc.
894,008
0.2
2,400
(1)
AutoCanada, Inc.
45,918
0.0
22,709
Bird Construction, Inc.
472,831
0.1
16,900  Black Diamond Group
Ltd.
144,411
0.0
17,328  Boardwalk Real Estate
Investment Trust
893,538
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
8,164
(1)
Bombardier, Inc. - Class
B
$ 951,976
0.2
25,625
Boralex, Inc. - Class A
579,965
0.2
27,557  Canaccord Genuity
Group, Inc.
213,996
0.1
19,384
(1)
Celestica, Inc.
3,875,261
1.0
25,939
Centerra Gold, Inc.
176,533
0.1
55,978  CES Energy Solutions
Corp.
292,899
0.1
4,742
Chorus Aviation, Inc.
75,018
0.0
3,354  Colliers International
Group, Inc.
505,481
0.1
5,500
(1)
Coveo Solutions, Inc.
35,804
0.0
1,600
(1)
Docebo, Inc.
48,510
0.0
12,116  DREAM Unlimited Corp.
- Class A
182,579
0.1
121,006  Dundee Precious Metals,
Inc.
1,956,217
0.5
31,450
Enerflex Ltd.
250,810
0.1
24,154
Enghouse Systems Ltd.
400,068
0.1
15,600
(1)
Ensign Energy Services,
Inc.
25,445
0.0
7,159
EQB, Inc.
532,172
0.1
3,700
Evertz Technologies Ltd.
32,177
0.0
10,508
Exco Technologies Ltd.
51,190
0.0
47,100
Extendicare, Inc.
419,127
0.1
63,378
Finning International, Inc.
2,761,810
0.7
105,900
(1)
Fortuna Mining Corp.
683,275
0.2
12,144
Gildan Activewear, Inc.
613,423
0.2
6,900
(1)
Groupe Dynamite, Inc.
168,616
0.1
141,741  Headwater Exploration,
Inc.
741,644
0.2
3,614  High Arctic Energy
Services, Inc.
2,321
0.0
5,700
High Liner Foods, Inc.
69,687
0.0
1,852  Information Services
Corp.
42,771
0.0
1,700
(3)
Jamieson Wellness, Inc.
41,273
0.0
5,483
(1)
Kinaxis, Inc.
813,744
0.2
800  Lassonde Industries, Inc.
- Class A
123,990
0.0
1,600
Leon's Furniture Ltd.
31,467
0.0
15,878
Lundin Gold, Inc.
734,885
0.2
16,900
Maple Leaf Foods, Inc.
356,637
0.1
19,475  Martinrea International,
Inc.
116,940
0.0
2,200  Melcor Developments
Ltd.
22,753
0.0
15,242
Methanex Corp.
509,533
0.1
1,400
Morguard Corp.
119,439
0.0
28,259
Mullen Group Ltd.
268,599
0.1
4,400  Neo Performance
Materials, Inc.
49,252
0.0
13,700
North West Co., Inc.
470,245
0.1
72,846
(1)
NuVista Energy Ltd.
769,678
0.2
17,058  Paramount Resources
Ltd. - Class A
262,346
0.1
29,900
Parex Resources, Inc.
354,760
0.1
25,315
Pason Systems, Inc.
213,577
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
23,900  PHX Energy Services
Corp.
$ 143,510
0.0
2,200
Pollard Banknote Ltd.
35,328
0.0
8,100
(1)
Precision Drilling Corp.
456,151
0.1
26,034
Russel Metals, Inc.
833,855
0.2
34,500
(1)
Santacruz Silver Mining
Ltd.
28,385
0.0
58,540  Secure Waste
Infrastructure Corp.
639,648
0.2
10,000
Sprott, Inc.
673,354
0.2
17,789
(1)
SSR Mining, Inc.
212,579
0.1
31,900  StorageVault Canada,
Inc.
106,824
0.0
2,000
TECSYS, Inc.
53,132
0.0
10,900
(1)(2)
Thinkific Labs, Inc.
17,071
0.0
38,700
(1)
Torex Gold Resources,
Inc.
1,090,113
0.3
19,400  Total Energy Services,
Inc.
162,973
0.0
56,400
Trican Well Service Ltd.
231,608
0.1
80,980
Vermilion Energy, Inc.
664,508
0.2
6,394
VersaBank
75,864
0.0
1,100
Wajax Corp.
18,736
0.0
191,879
Whitecap Resources, Inc.
1,448,509
0.4
4,400
Winpak Ltd.
130,006
0.0
32,339,191
8.2
China : 1.6%
5,740  Acrobiosystems Co. Ltd.
- Class A
44,738
0.0
38,000  Amoy Diagnostics Co.
Ltd. - Class A
123,665
0.0
33,347
(1)
ATRenew, Inc., ADR
106,043
0.0
20,481
(1)
Baozun, Inc., ADR
55,503
0.0
102,800  Canny Elevator Co. Ltd.
- Class A
104,470
0.0
449,900  Changjiang & Jinggong
Steel Building Group Co.
Ltd. - Class A
204,293
0.1
244,000
China Foods Ltd.
101,602
0.0
346,000  China Kepei Education
Group Ltd.
67,888
0.0
127,600
(1)
China Leon Inspection
Holding Ltd.
50,065
0.0
185,000  Edan Instruments, Inc. -
Class A
335,735
0.1
108,000  Edvantage Group
Holdings Ltd.
22,715
0.0
111,072
(1)(4)
Ever Reach Group
Holdings Co. Ltd.
3,679
0.0
691,406  Fountain SET Holdings
Ltd.
54,608
0.0
54,700  Guangdong Xinbao
Electrical Appliances
Holdings Co. Ltd. - Class
A
111,989
0.0
60,300  Guilin Sanjin
Pharmaceutical Co. Ltd.
- Class A
126,217
0.0
242,000  Harbin Electric Co. Ltd. -
Class H
230,700
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
38,913
Hello Group, Inc., ADR
$ 320,254
0.1
28,276
(1)
Henan Jinma Energy Co.
Ltd. - Class H
4,683
0.0
15,900  Jianmin Pharmaceutical
Group Co. Ltd. - Class A
91,898
0.0
84,700  Loncin Motor Co. Ltd. -
Class A
141,432
0.1
113,500  NetDragon Websoft
Holdings Ltd.
156,761
0.1
1,218,000  Nexteer Automotive
Group Ltd.
908,931
0.2
80,792  Novogene Co. Ltd. -
Class A
182,686
0.1
18,600  Opple Lighting Co. Ltd. -
Class A
47,759
0.0
31,758
Pacific Online Ltd.
1,537
0.0
94,851
(1)
Road King Infrastructure
Ltd.
10,883
0.0
93,500  Suning Universal Co. Ltd.
- Class A
28,298
0.0
321,180  Tang Palace China
Holdings Ltd.
7,675
0.0
353,000  TCL Electronics Holdings
Ltd.
457,174
0.1
140,400  Toly Bread Co. Ltd. -
Class A
106,948
0.0
140,800
Tongdao Liepin Group
74,695
0.0
239,200
Vatti Corp. Ltd. - Class A
212,663
0.1
45,400  Wasu Media Holding Co.
Ltd. - Class A
51,869
0.0
122,000
XD, Inc.
811,959
0.2
136,800  Xiamen Jihong
Technology Co. Ltd. -
Class A
320,350
0.1
319,000
(4)
Xiwang Special Steel Co.
Ltd.
—
—
205,200  Yabao Pharmaceutical
Group Co. Ltd. - Class A
213,275
0.1
119,814  Zengame Technology
Holding Ltd.
35,769
0.0
16,600  Zhejiang Qianjiang
Motorcycle Co. Ltd. -
Class A
37,042
0.0
150,300  Zhejiang Semir Garment
Co. Ltd. - Class A
110,933
0.0
37,520
(1)
Zhihu, Inc., ADR
158,710
0.1
6,238,094
1.6
Côte d'Ivoire : 0.4%
48,925
Endeavour Mining PLC
1,473,638
0.4
Denmark : 2.8%
3,927
(1)
Ascendis Pharma A/S,
ADR
681,335
0.2
35,098
(1)
Bavarian Nordic A/S
1,270,412
0.3
2,537
D/S Norden A/S
88,229
0.0
8,862
FLSmidth & Co. A/S
521,319
0.1
29,708
ISS A/S
853,997
0.2
9,011
Jyske Bank A/S, Reg
904,635
0.2
156  MT Hoejgaard Holding
A/S
9,838
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
12,292
(1)(3)
Netcompany Group A/S
$ 450,745
0.1
3,017
(1)
Nilfisk Holding A/S
42,944
0.0
1,070
(1)
NKT A/S
94,131
0.0
82
(1)
North Media A/S
607
0.0
16,388
Pandora A/S
2,705,588
0.7
1,801
Per Aarsleff Holding A/S
193,962
0.1
66,707  ROCKWOOL A/S - Class
B
2,923,144
0.8
1,323
Skjern Bank
44,373
0.0
4,135  Sparekassen Sjaelland-
Fyn A/S
210,342
0.1
10,995,601
2.8
Finland : 1.5%
30  Alandsbanken Abp -
Class B
1,335
0.0
4,809
Cargotec Oyj - Class B
328,187
0.1
22,045
F-Secure Oyj
41,371
0.0
4,809
Kalmar Oyj - Class B
217,021
0.1
29,262
Konecranes Oyj
2,438,467
0.6
694
Olvi Oyj - Class A
26,428
0.0
20,414
Oriola Oyj - Class B
25,459
0.0
32,769
Orion Oyj - Class B
2,623,449
0.7
39
Ponsse Oyj
1,420
0.0
3
Relais Group Oyj
59
0.0
4,221
Scanfil Oyj
54,004
0.0
1,217
Vaisala Oyj - Class A
65,642
0.0
5,822,842
1.5
France : 6.5%
17,109
Accor SA
867,152
0.2
1,717
Alten SA
139,550
0.0
11,043
Arkema SA
750,941
0.2
12,882
Covivio SA/France
834,005
0.2
21,348
(1)
Criteo SA, ADR
519,610
0.1
15,484
Eiffage SA
2,078,503
0.5
40,697
Elis SA
1,122,020
0.3
2,486
Esso SA Francaise
273,406
0.1
2,950
Fnac Darty SA
99,863
0.0
73,126
(1)
Forvia SE
929,670
0.2
1,265  Gaztransport Et
Technigaz SA
237,928
0.1
4,792
GL Events
165,250
0.1
14,587
Ipsen SA
1,718,820
0.4
3,700
IPSOS
166,139
0.1
4,474
Kaufman & Broad SA
159,402
0.1
146,160
Klepierre SA
5,579,219
1.4
18,865  La Francaise des Jeux
SAEM
588,435
0.2
4,575
Lectra
127,260
0.0
193,026
Louis Hachette Group
359,670
0.1
698
Neurones
34,451
0.0
8,165
Opmobility
125,021
0.0
12,683
(1)
OVH Groupe SA
152,627
0.1
27,163
Rexel SA
820,988
0.2
11,962
(1)(3)
SMCP SA
68,961
0.0
446
Societe BIC SA
27,118
0.0
492
Societe LDC SADIR
51,992
0.0
4,373  Sopra Steria Group
SACA
942,239
0.3
32,548
SPIE SA
1,915,498
0.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
1,221
Synergie SE
$ 47,933
0.0
53,059
Technip Energies NV
2,291,162
0.6
5,149
Teleperformance
501,982
0.1
2,455
Television Francaise 1 SA
23,473
0.0
29,511
(1)
Ubisoft Entertainment SA
311,238
0.1
49,993
Valeo
543,898
0.1
240
Vetoquinol SA
21,108
0.0
4,204
Vicat SACA
272,267
0.1
1,252
Virbac SA
495,820
0.1
2,154
(1)
Viridien
143,254
0.0
365
Wendel SE
34,203
0.0
25,542,076
6.5
Germany : 6.3%
55,830
(1)
Aroundtown SA
201,328
0.1
1,910
Atoss Software AG
256,192
0.1
13,623
Bechtle AG
591,291
0.2
316
Bijou Brigitte AG
13,848
0.0
7,931
Bilfinger SE
853,260
0.2
1,086
CANCOM SE
31,814
0.0
17,812  CTS Eventim AG & Co.
KGaA
2,011,412
0.5
1,227
Deutsche EuroShop AG
26,354
0.0
175,640
Deutsche Lufthansa AG
1,506,086
0.4
16,145
Duerr AG
414,970
0.1
23,539
(3)
DWS Group GmbH & Co.
KGaA
1,409,612
0.4
342
Elmos Semiconductor SE
34,135
0.0
1,640
Ernst Russ AG
12,721
0.0
20,471
Evonik Industries AG
406,515
0.1
2,712
Fielmann AG
171,839
0.0
1,411
flatexDEGIRO AG
42,645
0.0
28,829
Freenet AG
935,008
0.2
1,995  Friedrich Vorwerk Group
SE
193,900
0.1
5,260
GFT Technologies SE
108,968
0.0
726
Hella GmbH & Co. KGaA
71,955
0.0
2,629
Hochtief AG
572,843
0.2
3,455  Hornbach Holding AG &
Co. KGaA
406,252
0.1
1,828
(1)
Indus Holding AG
49,385
0.0
9,048
(1)
Ionos SE
429,115
0.1
750
Krones AG
111,057
0.0
13,440
Nemetschek SE
2,002,471
0.5
29,311
(1)
Nordex SE
719,466
0.2
2,100
(1)
Platform Group AG
20,937
0.0
32,887  ProSiebenSat.1 Media
SE
299,768
0.1
1,892
Rational AG
1,460,526
0.4
15,367
(3)
Scout24 SE
2,053,674
0.5
949
Stroeer SE & Co. KGaA
50,992
0.0
13,802
SUSS MicroTec SE
500,318
0.1
67,069
TAG Immobilien AG
1,078,340
0.3
50,716
(1)(3)
TeamViewer SE
518,670
0.1
116,574
thyssenkrupp AG
1,349,364
0.3
9,724
(1)
Trivago NV, ADR
38,410
0.0
116,718
(1)
TUI AG
1,053,037
0.3
88,185
(1)(3)
Zalando SE
2,571,308
0.7
24,579,786
6.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece : 0.1%
3,638
Piraeus Port Authority SA
$ 199,688
0.1
29,864
(1)
StealthGas, Inc.
198,596
0.0
7,911  Thrace Plastics Holding
and Co.
35,661
0.0
433,945
0.1
Guatemala : 0.2%
22,958  Millicom International
Cellular SA
921,764
0.2
Guernsey : 0.1%
20,758
Super Group SGHC Ltd.
223,148
0.1
Hong Kong : 0.5%
204,478
Build King Holdings Ltd.
33,081
0.0
80,000  Computer & Technologies
Holdings Ltd.
16,907
0.0
1,703
Computime Group Ltd.
130
0.0
232,000
(1)
Hop Fung Group
Holdings Ltd.
2,660
0.0
102,000
(1)
IVD Medical Holding Ltd.
62,889
0.0
14,087  Johnson Electric Holdings
Ltd.
41,520
0.0
173,500
Kerry Properties Ltd.
463,263
0.1
33,822  Lung Kee Bermuda
Holdings
6,334
0.0
223,367
(1)
Midland Holdings Ltd.
50,364
0.0
1,211,244  Singamas Container
Holdings Ltd.
106,162
0.1
31,565
Sun Hung Kai & Co. Ltd.
14,234
0.0
3,031,176
(1)
Tongda Group Holdings
Ltd.
45,053
0.0
87,000
TS Lines Ltd.
93,894
0.0
542,000  United Laboratories
International Holdings
Ltd.
1,016,007
0.3
175,138  Vedan International
Holdings Ltd.
14,502
0.0
15,840
(1)
Wai Kee Holdings Ltd.
1,513
0.0
1,968,513
0.5
Hungary : 0.1%
7,686
Richter Gedeon Nyrt
230,699
0.1
India : 0.1%
20,287  Chennai Petroleum Corp.
Ltd.
157,532
0.0
48,727
Gateway Distriparks Ltd.
39,240
0.0
25,620
(4)
Geodesic Ltd.
—
—
6,832  Great Eastern Shipping
Co. Ltd.
72,895
0.0
3,323  Gulf Oil Lubricants India
Ltd.
45,657
0.0
435
ICRA Ltd.
32,829
0.0
21,379
(4)
Varun Industries Ltd.
—
—
19,034
Zensar Technologies Ltd.
174,245
0.1
522,398
0.1
Indonesia : 0.0%
1,323,800  Bank Pembangunan
Daerah Jawa Timur Tbk
PT
40,627
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
406,900
(1)
Champ Resto Indonesia
Tbk PT
$ 17,681
0.0
672,600  IMC Pelita Logistik Tbk
PT
13,979
0.0
503,300  Indonesia Kendaraan
Terminal Tbk PT
34,716
0.0
24,432
(1)
Indo-Rama Synthetics
Tbk PT
3,459
0.0
2,860,600
(1)
Media Nusantara Citra
Tbk PT
43,753
0.0
154,215
0.0
Ireland : 0.2%
7,057
(1)
Amarin Corp. PLC, ADR
102,468
0.0
214,146
Cairn Homes PLC
532,756
0.1
3,717  COSMO Pharmaceuticals
NV
266,642
0.1
901,866
0.2
Israel : 0.8%
6,008
(1)
Allot Ltd.
46,502
0.0
4,917
(1)
Brainsway Ltd., ADR
57,431
0.0
62,556
(1)
Cognyte Software Ltd.
579,269
0.2
148,417
(1)
El Al Israel Airlines
599,156
0.2
16,078
Isracard Ltd.
65,856
0.0
2,327  Ituran Location and
Control Ltd.
91,917
0.0
6,554
Meitav Investments Ltd.
47,660
0.0
19,950
(1)
Nexxen International Ltd.
205,086
0.1
2,088  One Software
Technologies Ltd.
53,946
0.0
1,916
(1)
RADCOM Ltd.
25,981
0.0
17,629
(1)
Radware Ltd.
451,302
0.1
274,257
(1)
Taboola.com Ltd.
880,365
0.2
8,952  Tel Aviv Stock Exchange
Ltd.
168,997
0.0
3,273,468
0.8
Italy : 5.0%
701,865
A2A SpA
1,710,273
0.4
8,581
ACEA SpA
190,432
0.1
26,863
(1)
Aquafil SpA
42,771
0.0
56,567  Arnoldo Mondadori
Editore SpA
130,400
0.0
11,848
Ascopiave SpA
40,924
0.0
5,271
Avio SpA
180,129
0.1
23,220
Azimut Holding SpA
789,307
0.2
10,355
Banca IFIS SpA
286,778
0.1
109,452  Banca Monte dei Paschi
di Siena SpA
931,812
0.2
8,381
(1)(3)
BFF Bank SpA
99,501
0.0
107,637
BPER Banca
1,059,205
0.3
4,232
Brunello Cucinelli SpA
474,589
0.1
135,364
(1)
CIR SpA-Compagnie
Industriali
104,310
0.0
29,606  Coca-Cola HBC AG -
Class DI
1,538,695
0.4
25,026  d'Amico International
Shipping SA
103,134
0.0
5,249  Danieli & C Officine
Meccaniche SpA
170,655
0.1
18,332
Datalogic SpA
99,059
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
23,846
De' Longhi SpA
$ 782,114
0.2
4,674
DiaSorin SpA
456,954
0.1
3,484
(1)(2)
Digital Bros SpA
50,624
0.0
6,315
(2)
Digital Value SpA
202,662
0.1
6,813
El.En. SpA
90,734
0.0
10,022
Fiera Milano SpA
71,917
0.0
5,414
(1)
Fincantieri SpA
104,774
0.0
4,856
Gas Plus SpA
23,855
0.0
254,754
Hera SpA
1,090,084
0.3
353,851
Iren SpA
1,013,313
0.3
34,626
(2)
Italgas SpA
287,305
0.1
74,394
Iveco Group NV
1,537,714
0.4
49,091
Lottomatica Group SpA
1,324,376
0.3
53,788
Maire Tecnimont SpA
747,143
0.2
89,554
(2)
MFE-MediaForEurope
NV - Class A
283,815
0.1
8,240
Orsero SpA
132,589
0.0
37,886
(3)
OVS SpA
156,836
0.1
8,355
Piquadro SpA
25,934
0.0
5,335
Reply SpA
835,642
0.2
6,660
SOL SpA
355,699
0.1
22
(1)
Somec SpA
355
0.0
6,625
(3)
Technogym SpA
102,219
0.0
57,261
Unipol Gruppo SpA
1,148,526
0.3
190,328
Webuild SpA
856,601
0.2
19,633,759
5.0
Japan : 20.5%
14,600
77 Bank Ltd.
504,309
0.1
29,900
ABC-Mart, Inc.
559,530
0.2
14,200
Adastria Co. Ltd.
282,004
0.1
3,600
Ad-sol Nissin Corp.
31,992
0.0
5,800
Adways, Inc.
13,471
0.0
12,300  AEON Financial Service
Co. Ltd.
110,608
0.0
12,600  Aichi Financial Group,
Inc.
225,724
0.1
26,800
Aichi Steel Corp.
407,894
0.1
786
Aichi Tokei Denki Co. Ltd.
12,470
0.0
7,900
Aida Engineering Ltd.
47,696
0.0
700
Ain Holdings, Inc.
26,943
0.0
1,000
Aiphone Co. Ltd.
18,829
0.0
5,200
Airport Facilities Co. Ltd.
32,474
0.0
3,400
Airtrip Corp.
20,566
0.0
10,300
Aisan Industry Co. Ltd.
113,870
0.0
5,400
AIT Corp.
66,873
0.0
2,900
Akatsuki, Inc.
57,221
0.0
1,900
Akita Bank Ltd.
41,199
0.0
1,200
Alpha Systems, Inc.
28,469
0.0
3,600
AlphaPolis Co. Ltd.
33,421
0.0
6,500
Amano Corp.
181,374
0.1
6,300
Anest Iwata Corp.
65,489
0.0
29,200
Anicom Holdings, Inc.
150,788
0.1
81,800
Anritsu Corp.
881,698
0.2
25,900
Anycolor, Inc.
807,118
0.2
3,900
AOKI Holdings, Inc.
44,329
0.0
8,000
Arealink Co. Ltd.
134,374
0.1
1,000
Argo Graphics, Inc.
34,965
0.0
2,000
Artience Co. Ltd.
42,352
0.0
5,900
Artner Co. Ltd.
73,717
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,400
As One Corp.
$ 37,715
0.0
9,800  Asahi Diamond Industrial
Co. Ltd.
48,380
0.0
2,600
ASAHI YUKIZAI Corp.
74,440
0.0
1,400  ASKA Pharmaceutical
Holdings Co. Ltd.
22,873
0.0
26,800
ASKUL Corp.
267,673
0.1
12,500
Atrae, Inc.
63,466
0.0
4,400
Aucnet, Inc.
49,136
0.0
14,800
Autobacs Seven Co. Ltd.
144,390
0.1
16,600
Avant Group Corp.
166,214
0.1
6,700
Avex, Inc.
56,686
0.0
9,200
Awa Bank Ltd.
195,027
0.1
6,400
Axial Retailing, Inc.
48,432
0.0
71,900
Azbil Corp.
671,863
0.2
6,000  Bando Chemical
Industries Ltd.
71,435
0.0
1,500
Bank of Iwate Ltd.
34,970
0.0
700
Bank of Nagoya Ltd.
40,739
0.0
1,700
Bank of Saga Ltd.
30,796
0.0
5,000
Bank of the Ryukyus Ltd.
40,792
0.0
2,400
Beauty Garage, Inc.
27,068
0.0
1,000
Belc Co. Ltd.
47,841
0.0
16,400
BIPROGY, Inc.
661,332
0.2
1,900
Broadmedia Corp.
23,449
0.0
4,100
Bunka Shutter Co. Ltd.
69,397
0.0
5,200  Business Brain Showa-
Ota, Inc.
94,621
0.0
3,600  Business Engineering
Corp.
121,906
0.0
600
C Uyemura & Co. Ltd.
38,429
0.0
2,400
Celsys, Inc.
26,248
0.0
6,000  Central Automotive
Products Ltd.
76,612
0.0
6,500
Central Glass Co. Ltd.
140,404
0.1
1,500  Central Security Patrols
Co. Ltd.
23,618
0.0
1,300
Chiyoda Integre Co. Ltd.
26,509
0.0
2,200  Chuetsu Pulp & Paper
Co. Ltd.
24,756
0.0
4,100  Chugoku Marine Paints
Ltd.
84,215
0.0
10,500
Citizen Watch Co. Ltd.
63,025
0.0
1,500
CMC Corp.
15,844
0.0
14,600
Comture Corp.
169,406
0.1
1,800
Core Corp.
22,954
0.0
5,300
Cosmos Initia Co. Ltd.
49,892
0.0
4,600  Create SD Holdings Co.
Ltd.
104,895
0.0
47,300
Credit Saison Co. Ltd.
1,247,941
0.3
6,600
Creek & River Co. Ltd.
65,380
0.0
7,700
CTS Co. Ltd.
44,585
0.0
37,500
Curves Holdings Co. Ltd.
185,204
0.1
6,300
Cybozu, Inc.
166,139
0.1
82,300
Daicel Corp.
707,951
0.2
2,700  Daihatsu Diesel
Manufacturing Co. Ltd.
47,096
0.0
7,600
Dai-Ichi Cutter Kogyo KK
67,472
0.0
9,200
Daiichikosho Co. Ltd.
98,772
0.0
5,000
Daikoku Denki Co. Ltd.
73,354
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,400  Dainichiseika Color &
Chemicals Manufacturing
Co. Ltd.
$ 31,450
0.0
5,400  Daito Pharmaceutical
Co. Ltd.
43,158
0.0
5,715
Daitron Co. Ltd.
139,306
0.1
2,400
Daiwa Industries Ltd.
26,678
0.0
3,100  Densan System Holdings
Co. Ltd.
53,477
0.0
11,900
Dentsu Soken, Inc.
522,685
0.1
4,900
Digital Arts, Inc.
259,041
0.1
6,600  Digital Hearts Holdings
Co. Ltd.
41,927
0.0
4,400  Digital Information
Technologies Corp.
74,574
0.0
9,700
dip Corp.
157,009
0.1
9,900
Doshisha Co. Ltd.
165,140
0.1
6,300
Double Standard, Inc.
66,300
0.0
14,000  Doutor Nichires Holdings
Co. Ltd.
232,544
0.1
22,382
DTS Corp.
742,589
0.2
42,500
Ebara Corp.
776,085
0.2
6,600
Ebase Co. Ltd.
22,148
0.0
1,500
Eco's Co. Ltd./Japan
24,545
0.0
12,000
eGuarantee, Inc.
118,798
0.0
3,600
Ehime Bank Ltd.
25,788
0.0
27,000
Eiken Chemical Co. Ltd.
424,364
0.1
4,200
Elecom Co. Ltd.
54,323
0.0
6,800
EM Systems Co. Ltd.
34,504
0.0
19,400
en Japan, Inc.
225,232
0.1
26,000
(2)
Enigmo, Inc.
48,670
0.0
1,000
Enplas Corp.
34,857
0.0
4,700
Entrust, Inc.
29,223
0.0
4,400
eSOL Co. Ltd.
15,924
0.0
3,600
Fast Fitness Japan, Inc.
36,343
0.0
3,700
Feed One Co. Ltd.
26,549
0.0
5,100
Fibergate, Inc./Japan
23,801
0.0
2,000  Financial Partners Group
Co. Ltd.
32,111
0.0
18,500
Food & Life Cos. Ltd.
931,779
0.3
5,000
Forum Engineering, Inc.
40,349
0.0
2,400
FTGroup Co. Ltd.
19,169
0.0
1,700
Fudo Tetra Corp.
26,583
0.0
34,000
Fuji Corp./Aichi
638,044
0.2
6,800
Fuji Pharma Co. Ltd.
62,803
0.0
2,300  Fuji Seal International,
Inc.
42,255
0.0
7,900
Fujikura Kasei Co. Ltd.
29,452
0.0
5,600
Fujimi, Inc.
83,505
0.0
4,100
Fujimori Kogyo Co. Ltd.
106,844
0.0
2,200
Fukuda Denshi Co. Ltd.
102,394
0.0
3,000  Fukushima Galilei Co.
Ltd.
65,807
0.0
2,500  Fukuyama Transporting
Co. Ltd.
59,522
0.0
2,875  FULLCAST Holdings Co.
Ltd.
31,711
0.0
5,300  Funai Soken Holdings,
Inc.
83,423
0.0
9,200
Furuno Electric Co. Ltd.
265,358
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
19,400
Furyu Corp.
$ 135,300
0.1
5,200  Fuso Pharmaceutical
Industries Ltd.
76,196
0.0
8,500
Futaba Industrial Co. Ltd.
45,702
0.0
19,100
Future Corp.
298,522
0.1
13,200
Gakken Holdings Co. Ltd.
83,793
0.0
2,100
Gakujo Co. Ltd.
25,868
0.0
3,500  Gamecard-Joyco
Holdings, Inc.
58,129
0.0
3,200
Gecoss Corp.
27,584
0.0
3,000
GLOBERIDE, Inc.
44,888
0.0
14,000
Glory Ltd.
359,995
0.1
1,500  GMO GlobalSign
Holdings KK
22,753
0.0
6,500
GMO internet group, Inc.
166,513
0.1
6,000
Greens Co. Ltd.
81,558
0.0
42,800
GS Yuasa Corp.
768,101
0.2
13,900  GungHo Online
Entertainment, Inc.
266,099
0.1
1,600
Hakudo Co. Ltd.
25,705
0.0
2,600
Hanwa Co. Ltd.
104,740
0.0
2,400
Happinet Corp.
90,187
0.0
12,600
Heiwa Corp.
174,567
0.1
13,800
Hennge KK
152,175
0.1
9,700
Hiday Hidaka Corp.
218,166
0.1
2,200
Hioki EE Corp.
81,254
0.0
10,100  Hisamitsu Pharmaceutical
Co., Inc.
271,893
0.1
63,500
Hitachi Zosen Corp.
428,570
0.1
4,000  Hito Communications
Holdings, Inc.
30,135
0.0
1,600
Hochiki Corp.
33,552
0.0
4,400  Hodogaya Chemical Co.
Ltd.
43,839
0.0
24,500
Hokkaido Gas Co. Ltd.
98,771
0.0
2,400
Hokkan Holdings Ltd.
31,825
0.0
1,600  Hokuhoku Financial
Group, Inc.
33,796
0.0
7,300
Horiba Ltd.
536,866
0.2
5,900
Hyakugo Bank Ltd.
29,182
0.0
10,300
Hyakujushi Bank Ltd.
338,772
0.1
13,300
Ibiden Co. Ltd.
562,472
0.2
6,200
IBJ, Inc.
35,519
0.0
19,100
Ichikoh Industries Ltd.
48,240
0.0
3,100
ID Holdings Corp.
52,051
0.0
1,700
IDEA Consultants, Inc.
36,431
0.0
1,700
I'll, Inc.
31,583
0.0
67,400  INFRONEER Holdings,
Inc.
569,602
0.2
1,436  Invincible Investment
Corp.
638,689
0.2
377
ISB Corp.
3,754
0.0
7,200
ITmedia, Inc.
78,891
0.0
9,400
Itoki Corp.
143,862
0.1
4,300
IwaiCosmo Holdings, Inc.
69,274
0.0
44,400
J Trust Co. Ltd.
130,467
0.1
8,400
JAC Recruitment Co. Ltd.
58,789
0.0
2,000  Japan Aviation
Electronics Industry Ltd.
32,054
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,500  Japan Business Systems,
Inc.
$ 23,900
0.0
3,800  Japan Elevator Service
Holdings Co. Ltd.
101,443
0.0
16,000
Japan Lifeline Co. Ltd.
152,875
0.1
9,500
Japan Material Co. Ltd.
86,586
0.0
16,500  Japan Medical Dynamic
Marketing, Inc.
57,355
0.0
18,000  Japan System
Techniques Co. Ltd.
222,196
0.1
13,600
JBCC Holdings, Inc.
116,884
0.0
2,400
JCU Corp.
56,451
0.0
2,800
JFE Systems, Inc.
37,014
0.0
1,200
JINS Holdings, Inc.
63,626
0.0
6,600
JK Holdings Co. Ltd.
52,923
0.0
1,900
JM Holdings Co. Ltd.
36,288
0.0
4,400
J-Oil Mills, Inc.
60,440
0.0
6,900
Joshin Denki Co. Ltd.
112,621
0.0
5,500
J-Stream, Inc.
13,398
0.0
8,200  Juroku Financial Group,
Inc.
282,799
0.1
5,500
Justsystems Corp.
138,507
0.1
400
JUTEC Holdings Corp.
3,165
0.0
16,800
JVCKenwood Corp.
132,853
0.1
243
Kamei Corp.
4,116
0.0
11,500  Kanamic Network Co.
Ltd.
33,516
0.0
3,600
Kanamoto Co. Ltd.
80,741
0.0
39,900
Kandenko Co. Ltd.
945,192
0.3
15,200
Kaneka Corp.
430,262
0.1
4,300
Kato Sangyo Co. Ltd.
163,216
0.1
4,800  KAWADA
TECHNOLOGIES, Inc.
124,976
0.0
5,300
KEIWA, Inc.
43,686
0.0
34,000
Keiyo Bank Ltd.
255,476
0.1
3,000  Kenko Mayonnaise Co.
Ltd.
37,136
0.0
692
KFC Ltd.
7,394
0.0
4,520
Kimura Unity Co. Ltd.
24,763
0.0
22,600
Kinden Corp.
711,600
0.2
1,671
Kitagawa Corp.
15,761
0.0
5,300
Kita-Nippon Bank Ltd.
118,741
0.0
11,100
Kitz Corp.
93,104
0.0
2,000
(1)
KNT-CT Holdings Co. Ltd.
13,741
0.0
4,000  Koike Sanso Kogyo Co.
Ltd.
36,668
0.0
2,800  Komatsu Wall Industry
Co. Ltd.
45,881
0.0
7,600
Komeri Co. Ltd.
156,562
0.1
4,500
Komori Corp.
43,324
0.0
2,300
Konishi Co. Ltd.
18,515
0.0
2,000  Konoike Transport Co.
Ltd.
42,802
0.0
11,200  Koshidaka Holdings Co.
Ltd.
101,192
0.0
11,700  KPP Group Holdings Co.
Ltd.
60,128
0.0
24,800
K's Holdings Corp.
248,082
0.1
1,100
Kurimoto Ltd.
57,220
0.0
3,100
Kuriyama Holdings Corp.
31,474
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,400
Kyodo Printing Co. Ltd.
$ 40,415
0.0
6,700
KYORIN Holdings, Inc.
67,327
0.0
22,900  Kyoritsu Maintenance
Co. Ltd.
551,345
0.2
2,200  Kyowa Electronic
Instruments Co. Ltd.
7,871
0.0
5,100  Kyushu Leasing Service
Co. Ltd., GMTN
42,038
0.0
4,000
Life Corp.
63,930
0.0
74,600
LIFULL Co. Ltd.
98,482
0.0
6,100
Link And Motivation, Inc.
20,175
0.0
3,400
Lintec Corp.
68,173
0.0
39,300
Lion Corp.
382,891
0.1
9,500  M&A Capital Partners
Co. Ltd.
185,147
0.1
4,800
Mabuchi Motor Co. Ltd.
69,400
0.0
5,900
Maezawa Industries, Inc.
67,922
0.0
1,500
Makiya Co. Ltd.
11,108
0.0
13,100  Management Solutions
Co. Ltd.
145,313
0.1
1,600
MarkLines Co. Ltd.
20,938
0.0
4,000
Marudai Food Co. Ltd.
50,384
0.0
1,300  Maruzen Showa Unyu
Co. Ltd.
61,961
0.0
22,200
Marvelous, Inc.
79,695
0.0
12,800  Matching Service Japan
Co. Ltd.
81,492
0.0
9,700
Matsui Securities Co. Ltd.
47,412
0.0
2,100
Matsuoka Corp.
25,353
0.0
1,400
Max Co. Ltd.
46,903
0.0
8,000
Maxell Ltd.
106,315
0.0
7,600
MCJ Co. Ltd.
70,656
0.0
236,100  Mebuki Financial Group,
Inc.
1,280,149
0.3
4,500
Media Do Co. Ltd.
52,165
0.0
5,647  Medical System Network
Co. Ltd.
18,339
0.0
6,000  Megmilk Snow Brand
Co. Ltd.
113,389
0.0
23,700
Meidensha Corp.
892,578
0.2
2,000  Meiji Electric Industries
Co. Ltd.
25,739
0.0
17,800  MEITEC Group Holdings,
Inc.
372,333
0.1
3,400
Melco Holdings, Inc.
53,596
0.0
3,400
Members Co. Ltd.
25,571
0.0
15,600
Menicon Co. Ltd.
120,663
0.0
2,800
Micronics Japan Co. Ltd.
102,013
0.0
3,400
Milbon Co. Ltd.
57,338
0.0
9,600
Mitani Sangyo Co. Ltd.
25,117
0.0
15,800
Mito Securities Co. Ltd.
54,555
0.0
5,200
Mitsuba Corp.
29,455
0.0
18,000  Mitsui Mining & Smelting
Co. Ltd.
761,322
0.2
1,100
Miyazaki Bank Ltd.
29,106
0.0
5,400
Mizuno Corp.
98,367
0.0
25,800  Morinaga Milk Industry
Co. Ltd.
561,077
0.2
1,400  Moriroku Holdings Co.
Ltd.
22,448
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,900
Morita Holdings Corp.
$ 74,450
0.0
1,675
Murakami Corp.
72,807
0.0
4,300
Musashino Bank Ltd.
106,032
0.0
1,900
Mutoh Holdings Co. Ltd.
33,397
0.0
2,000
Nachi-Fujikoshi Corp.
42,779
0.0
7,800
Nakanishi, Inc.
100,404
0.0
10,287
Nakano Corp./Tokyo
52,307
0.0
9,300
Nanto Bank Ltd.
278,921
0.1
2,400
Nanyo Corp.
21,098
0.0
2,900
NEOJAPAN, Inc.
33,665
0.0
63,400
NHK Spring Co. Ltd.
713,862
0.2
3,000
Nicca Chemical Co. Ltd.
25,124
0.0
5,200
Nichiban Co. Ltd.
69,329
0.0
3,200
Nihon Denkei Co. Ltd.
45,360
0.0
1,600
Nihon Falcom Corp.
12,320
0.0
8,200
Nihon Kohden Corp.
90,188
0.0
9,200  Nihon M&A Center
Holdings, Inc.
45,993
0.0
2,700
Nihon Trim Co. Ltd.
81,325
0.0
438  Nippon Accommodations
Fund, Inc.
343,152
0.1
1,400  Nippon Dry-Chemical
Co. Ltd.
47,428
0.0
25,400  Nippon Electric Glass
Co. Ltd.
679,865
0.2
34,400  Nippon Express Holdings,
Inc.
755,663
0.2
4,400  Nippon Light Metal
Holdings Co. Ltd.
51,057
0.0
11,800  Nippon Paper Industries
Co. Ltd.
86,816
0.0
32,900
Nippon Shinyaku Co. Ltd.
708,371
0.2
13,000  Nippon Thompson Co.
Ltd.
51,758
0.0
66,878
Niraku GC Holdings, Inc.
1,687
0.0
7,200  Nishimatsuya Chain Co.
Ltd.
106,070
0.0
18,300
Nissan Chemical Corp.
596,557
0.2
54,818  Nissan Tokyo Sales
Holdings Co. Ltd.
180,350
0.1
1,800  Nissei ASB Machine Co.
Ltd.
77,667
0.0
8,531  Nisshin Group Holdings
Co. Ltd.
29,683
0.0
34,200
Nisshinbo Holdings, Inc.
217,308
0.1
13,900
Nisso Holdings Co. Ltd.
61,024
0.0
122,800
Nissui Corp.
716,939
0.2
20,100
Nitto Boseki Co. Ltd.
879,368
0.2
8,800
Nitto Kogyo Corp.
194,450
0.1
13,000
Nitto Seiko Co. Ltd.
54,035
0.0
3,400
Nojima Corp.
77,724
0.0
23,700
Nomura Co. Ltd.
144,192
0.1
7,200
Noritz Corp.
91,356
0.0
7,500
NSD Co. Ltd.
179,386
0.1
2,100
NSW, Inc./Japan
35,980
0.0
8,500
Ogaki Kyoritsu Bank Ltd.
160,087
0.1
1,800  Ohsho Food Service
Corp.
44,534
0.0
1,600
OIE Sangyo Co. Ltd.
22,771
0.0
4,600
Oiles Corp.
65,399
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,300
Oita Bank Ltd.
$ 40,704
0.0
14,300
Okabe Co. Ltd.
82,463
0.0
1,000
Okamoto Industries, Inc.
33,866
0.0
8,400
Okamura Corp.
132,404
0.1
5,400  Okinawa Financial Group,
Inc.
122,322
0.0
4,600
Okuwa Co. Ltd.
28,417
0.0
8,300
Onward Holdings Co. Ltd.
33,776
0.0
4,700
(1)
Optim Corp.
16,430
0.0
12,000
Optorun Co. Ltd.
129,345
0.1
7,800
Oro Co. Ltd.
163,280
0.1
5,800
Osaki Electric Co. Ltd.
40,234
0.0
28,100  PAL GROUP Holdings
Co. Ltd.
919,429
0.3
8,400
PALTAC Corp.
240,383
0.1
9,900  Paramount Bed Holdings
Co. Ltd.
162,435
0.1
49,400
Park24 Co. Ltd.
623,843
0.2
16,000
Parker Corp.
104,286
0.0
2,200
PCA Corp.
27,114
0.0
5,700
Pegasus Co. Ltd.
21,661
0.0
1,200
(1)
PIA Corp.
23,681
0.0
17,600
Pilot Corp.
512,409
0.1
10,900  Pole To Win Holdings,
Inc.
26,115
0.0
2,100
PR Times Corp.
39,972
0.0
33,800  Prestige International,
Inc.
147,052
0.1
5,500
Procrea Holdings, Inc.
55,720
0.0
100
Pronexus, Inc.
751
0.0
10,900
QB Net Holdings Co. Ltd.
86,197
0.0
5,200
Qol Holdings Co. Ltd.
69,596
0.0
10,200
Raito Kogyo Co. Ltd.
210,753
0.1
59,700
Resorttrust, Inc.
739,532
0.2
3,800
Retail Partners Co. Ltd.
36,287
0.0
2,400  Rheon Automatic
Machinery Co. Ltd.
21,963
0.0
11,500
Riken Technos Corp.
88,577
0.0
6,100
Riken Vitamin Co. Ltd.
116,406
0.0
8,200
Riso Kagaku Corp.
63,262
0.0
15,800
Riso Kyoiku Co. Ltd.
22,598
0.0
5,000
Roland Corp.
104,508
0.0
96,500
Round One Corp.
990,973
0.3
4,500
Sac's Bar Holdings, Inc.
24,243
0.0
1,000  Saison Information
Systems Co. Ltd.
12,679
0.0
2,100
Sakata INX Corp.
29,871
0.0
1,500
Sakata Seed Corp.
33,728
0.0
2,000  San ju San Financial
Group, Inc.
44,979
0.0
3,600
San-A Co. Ltd.
71,729
0.0
5,900
Sangetsu Corp.
117,422
0.0
5,900
Sanko Gosei Ltd.
31,619
0.0
69,100
Sankyo Co. Ltd.
1,289,427
0.3
3,038
Sankyo Frontier Co. Ltd.
40,778
0.0
10,600
Sankyu, Inc.
623,995
0.2
1,600
(1)
Sansan, Inc.
20,245
0.0
2,400
Sansei Technologies, Inc.
28,064
0.0
18,100  Sansha Electric
Manufacturing Co. Ltd.
102,391
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
71,700  Santen Pharmaceutical
Co. Ltd.
$ 792,207
0.2
43,800
Sanwa Holdings Corp.
1,194,944
0.3
1,200  Sanyo Chemical
Industries Ltd.
31,448
0.0
700
Sanyo Denki Co. Ltd.
43,404
0.0
55,600  Sawai Group Holdings
Co. Ltd.
713,708
0.2
1,900
Saxa Holdings, Inc.
57,855
0.0
9,900
Scroll Corp.
71,517
0.0
6,600
Sekisui Kasei Co. Ltd.
15,231
0.0
2,100
SEMITEC Corp.
32,845
0.0
16,300
SERAKU Co. Ltd.
176,468
0.1
15,200
Seria Co. Ltd.
279,932
0.1
2,100
(1)
Serverworks Co. Ltd.
30,235
0.0
1,900  Shibaura Machine Co.
Ltd.
48,902
0.0
1,100
Shibuya Corp.
26,451
0.0
7,900
(1)
SHIFT, Inc.
82,906
0.0
7,600
Shikoku Bank Ltd.
62,860
0.0
2,800
Shimadaya Corp.
35,433
0.0
9,500
Shimizu Bank Ltd.
103,888
0.0
1,071
Shimojima Co. Ltd.
8,902
0.0
4,200
(2)
Shin Maint Holdings Co.
Ltd.
31,205
0.0
4,300  Shinnihonseiyaku Co.
Ltd.
64,243
0.0
12,600  Ship Healthcare Holdings,
Inc.
175,823
0.1
31,600
SIGMAXYZ Holdings, Inc.
251,611
0.1
24,600
SMS Co. Ltd.
246,268
0.1
7,700
Softcreate Holdings Corp.
114,171
0.0
11,138  Soken Chemical &
Engineering Co. Ltd.
122,216
0.0
8,100
Solasto Corp.
22,980
0.0
4,600
Soliton Systems KK
41,835
0.0
2,200
Solvvy, Inc./Tokyo
26,217
0.0
800
Sprix, Inc.
5,837
0.0
3,300
Star Micronics Co. Ltd.
37,950
0.0
3,200
Startia Holdings, Inc.
55,844
0.0
2,600
St-Care Holding Corp.
13,313
0.0
2,700
Strike Co. Ltd.
70,065
0.0
20,100  Sumitomo Bakelite Co.
Ltd.
582,880
0.2
43,800  Sumitomo Forestry Co.
Ltd.
439,999
0.1
36,100
(1)
Sumitomo Pharma Co.
Ltd.
310,588
0.1
4,800
Sumitomo Riko Co. Ltd.
60,785
0.0
5,300  Sun Frontier Fudousan
Co. Ltd.
74,202
0.0
14,600
(1)
Sun*, Inc.
51,068
0.0
3,200
Sun-Wa Technos Corp.
51,114
0.0
5,300  Suzuken Co. Ltd./Aichi
Japan
200,325
0.1
13,700
SWCC Corp.
820,151
0.2
2,200  System Research Co.
Ltd.
31,797
0.0
4,200
System Support, Inc.
74,639
0.0
24,100
Systena Corp.
63,840
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,100
T. RAD Co. Ltd.
$ 35,913
0.0
2,690
Tachikawa Corp.
30,058
0.0
3,700
Tadano Ltd.
26,621
0.0
22,800
Taiheiyo Cement Corp.
557,160
0.2
1,600
Taisei Lamick Co. Ltd.
26,828
0.0
8,500
Takaoka Toko Co. Ltd.
162,523
0.1
7,200
Takara & Co. Ltd.
169,158
0.1
7,900
Takara Bio, Inc.
46,172
0.0
1,500  Takasago International
Corp.
71,913
0.0
5,700
Takuma Co. Ltd.
82,449
0.0
7,500
Tanseisha Co. Ltd.
65,254
0.0
11,700
TechMatrix Corp.
166,450
0.1
800
Techno Medica Co. Ltd.
9,923
0.0
30,000
TechnoPro Holdings, Inc.
950,106
0.3
2,900  Teikoku Electric
Manufacturing Co. Ltd.
64,980
0.0
2,200
Temairazu, Inc.
43,620
0.0
1,500
Terasaki Electric Co. Ltd.
38,060
0.0
4,500
TKC Corp.
135,171
0.1
3,700
Tocalo Co. Ltd.
49,511
0.0
41,500
Tochigi Bank Ltd.
121,929
0.0
2,700  Togami Electric
Manufacturing Co. Ltd.
70,551
0.0
48,700
Toho Bank Ltd.
118,572
0.0
60,200  Tohoku Electric Power
Co., Inc.
422,345
0.1
1,300  Tokyo Kiraboshi Financial
Group, Inc.
56,050
0.0
27,900  Tokyo Ohka Kogyo Co.
Ltd.
764,170
0.2
13,700
Tokyo Seimitsu Co. Ltd.
852,273
0.2
39,400
Tokyo Tatemono Co. Ltd.
659,354
0.2
16,800  Tokyu Construction Co.
Ltd.
115,418
0.0
114,800  Tokyu Fudosan Holdings
Corp.
809,530
0.2
11,100
Toli Corp.
41,353
0.0
46,900
TOMONY Holdings, Inc.
189,587
0.1
2,600
Topre Corp.
35,619
0.0
2,500
Topy Industries Ltd.
43,233
0.0
5,700
Toshiba TEC Corp.
113,952
0.0
6,600
Tosho Co. Ltd.
29,730
0.0
1,300
Totech Corp.
24,431
0.0
1,400
Totetsu Kogyo Co. Ltd.
38,742
0.0
13,600
Towa Bank Ltd.
69,058
0.0
17,300  Towa Pharmaceutical
Co. Ltd.
375,326
0.1
3,700
Toyo Denki Seizo KK
47,598
0.0
12,300
Toyo Engineering Corp.
110,657
0.0
3,200
Toyo Kanetsu KK
86,433
0.0
12,800
Toyo Suisan Kaisha Ltd.
817,775
0.2
39,900
Toyo Tire Corp.
845,124
0.2
35,100
Toyoda Gosei Co. Ltd.
740,752
0.2
2,500
TPR Co. Ltd.
34,963
0.0
11,700
Transcosmos, Inc.
278,677
0.1
6,900
Trusco Nakayama Corp.
100,493
0.0
3,700
TS Tech Co. Ltd.
44,427
0.0
36,700
Tsubakimoto Chain Co.
515,115
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,400  Tsubakimoto Kogyo Co.
Ltd.
$ 42,572
0.0
7,100
Tsugami Corp.
97,783
0.0
7,300  Tsukada Global Holdings,
Inc.
29,094
0.0
30,300
Tsumura & Co.
747,436
0.2
7,800
TYK Corp./Tokyo
30,662
0.0
11,800
Ubicom Holdings, Inc.
80,054
0.0
1,100
Uchida Yoko Co. Ltd.
75,277
0.0
1,900
ULS Group, Inc.
91,317
0.0
5,500
Unipres Corp.
38,961
0.0
1,500
UNIRITA, Inc.
18,958
0.0
12,300
United Arrows Ltd.
178,502
0.1
11,200
(2)
UNITED, Inc./Japan
42,528
0.0
2,300
Ushio, Inc.
28,212
0.0
5,500
UT Group Co. Ltd.
92,851
0.0
10,700
Valor Holdings Co. Ltd.
188,971
0.1
10,500
ValueCommerce Co. Ltd.
56,072
0.0
8,000
Vector, Inc.
58,600
0.0
1,185
Vertex Corp./Japan
21,987
0.0
7,500
Vision, Inc./Tokyo Japan
55,081
0.0
6,800
(1)
Visional, Inc.
531,526
0.2
5,724
Vital KSK Holdings, Inc.
48,157
0.0
14,200
VT Holdings Co. Ltd.
43,802
0.0
600
WDB coco Co. Ltd.
11,940
0.0
4,600
WingArc1st, Inc.
110,023
0.0
3,400
Wowow, Inc.
32,635
0.0
3,500
Xebio Holdings Co. Ltd.
25,873
0.0
4,100  YAKUODO Holdings Co.
Ltd.
62,579
0.0
8,000
YAMABIKO Corp.
116,210
0.0
2,300  YAMADA Consulting
Group Co. Ltd.
25,392
0.0
3,500
Yamagata Bank Ltd.
35,275
0.0
81,500  Yamaguchi Financial
Group, Inc.
922,481
0.3
2,100  Yamaichi Electronics Co.
Ltd.
40,003
0.0
1,200
Yaoko Co. Ltd.
77,661
0.0
3,900
Yellow Hat Ltd.
41,284
0.0
17,800
Yokowo Co. Ltd.
184,668
0.1
73
Yorozu Corp.
458
0.0
3,000
Yossix Holdings Co. Ltd.
51,759
0.0
8,200
Yurtec Corp.
134,234
0.1
3,400  Yushin Precision
Equipment Co. Ltd.
14,171
0.0
4,700
Yutaka Giken Co. Ltd.
84,526
0.0
7,100
Zenrin Co. Ltd.
51,895
0.0
19,000  ZERIA Pharmaceutical
Co. Ltd.
262,159
0.1
16,700
ZIGExN Co. Ltd.
56,002
0.0
4,700
Zojirushi Corp.
56,071
0.0
80,773,346
20.5
Liechtenstein : 0.0%
1,145  Liechtensteinische
Landesbank AG
122,500
0.0
Luxembourg : 0.0%
11,171
SES SA
76,820
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Macao : 0.3%
597,600
MGM China Holdings Ltd.
$ 1,261,681
0.3
Malaysia : 0.1%
249,300  CCK Consolidated
Holdings BHD
75,404
0.0
2,194
CSC Steel Holdings Bhd
544
0.0
608,500
Hibiscus Petroleum Bhd
222,078
0.1
220,500  Leong Hup International
Bhd
31,174
0.0
3,414  MKH Oil Palm East
Kalimantan Bhd
503
0.0
196,600
Spritzer BHD
73,575
0.0
46
Uchi Technologies Bhd
34
0.0
100,400
Wasco Bhd
22,996
0.0
426,308
0.1
Malta : 0.0%
3,219
(1)
Kambi Group PLC
46,025
0.0
Mexico : 0.6%
120,602
Fresnillo PLC
2,223,751
0.6
20,048  Megacable Holdings SAB
de CV
55,303
0.0
2,279,054
0.6
Netherlands : 2.4%
108,890
Aegon Ltd.
773,119
0.2
6,515
Arcadis NV
325,149
0.1
16,212
ASR Nederland NV
1,076,866
0.3
5,993  BE Semiconductor
Industries NV
809,726
0.2
9,265
(3)
Euronext NV
1,493,418
0.4
2,801
Flow Traders Ltd.
83,895
0.0
158,671
Havas NV
254,878
0.1
37,802
JDE Peet's NV
1,121,023
0.3
258,307  Koninklijke BAM Groep
NV
2,255,085
0.6
551
Nedap NV
55,167
0.0
13,303
NN Group NV
895,767
0.2
6,144
SBM Offshore NV
160,231
0.0
2,219  Van Lanschot Kempen
NV
144,536
0.0
9,448,860
2.4
New Zealand : 0.4%
234,909
a2 Milk Co. Ltd.
1,216,875
0.3
100,098
Air New Zealand Ltd.
34,201
0.0
51,430  SKY Network Television
Ltd.
93,619
0.1
33,827
(1)
Smart Parking Ltd.
17,339
0.0
1,362,034
0.4
Norway : 0.3%
29,187  ABG Sundal Collier
Holding ASA
19,790
0.0
1,348
Bonheur ASA
31,174
0.0
170
Bouvet ASA
1,242
0.0
158,642
DNO ASA
216,641
0.1
12,605
Kitron ASA
76,666
0.0
2,400
(3)
Multiconsult ASA
49,579
0.0
53,842
(1)
Norwegian Air Shuttle
ASA
88,068
0.0
65,478
(1)
SATS ASA
248,716
0.1
9,298
Sea1 offshore, Inc.
24,345
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway (continued)
1,938
SpareBank 1 Nord Norge
$ 27,733
0.0
2,721
Sparebank 1 Oestlandet
50,706
0.0
3,302
Sparebanken More
33,855
0.0
2,084  Wilh Wilhelmsen Holding
ASA - Class A
96,049
0.1
964,564
0.3
Papua New Guinea : 0.0%
31,748
Kina Securities Ltd.
27,952
0.0
Peru : 0.1%
41,854
Ferreycorp SAA
40,427
0.0
6,391  Intercorp Financial
Services, Inc.
230,459
0.1
270,886
0.1
Philippines : 0.0%
17,390
Ginebra San Miguel, Inc.
85,262
0.0
575,200
RL Commercial REIT, Inc.
77,406
0.0
162,668
0.0
Poland : 0.6%
10,832
Arctic Paper SA
32,960
0.0
19,769
Asseco Poland SA
1,066,542
0.3
1,875  Asseco South Eastern
Europe SA
38,525
0.0
1,206
BNPP Bank Polska SA
33,245
0.0
116,962
Enea SA
590,883
0.2
13,444
(2)
LiveChat Software SA
208,701
0.1
3,848
(2)
Rainbow Tours SA
136,968
0.0
102
Stalprodukt SA
6,882
0.0
3,626
TEN Square Games SA
78,863
0.0
5,026
Wittchen SA
24,543
0.0
2,218,112
0.6
Portugal : 0.1%
518,938  Banco Comercial
Portugues SA - Class R
426,124
0.1
56,765
Sonae SGPS SA
81,882
0.0
508,006
0.1
Qatar : 0.0%
49,295
Medicare Group
77,551
0.0
Singapore : 0.7%
23,400
Centurion Corp. Ltd.
30,722
0.0
29,800
CSE Global Ltd.
14,873
0.0
314,847
IGG, Inc.
164,892
0.1
451,700
Keppel DC REIT
822,013
0.2
1,710,000
(1)
Keppel Pacific Oak US
REIT
356,901
0.1
114,100  Pacific Century Regional
Developments Ltd.
38,227
0.0
52,600  Samudera Shipping Line
Ltd.
42,014
0.0
213,400
Sembcorp Industries Ltd.
1,268,896
0.3
22,700
Sing Holdings Ltd.
7,332
0.0
19,950  Sing Investments &
Finance Ltd.
19,486
0.0
31,892
Tai Sin Electric Ltd.
13,613
0.0
2,778,969
0.7
South Africa : 0.0%
1,246
Karooooo Ltd.
56,967
0.0
82,844
Netcare Ltd.
62,532
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
57,087  Pan African Resources
PLC
$ 40,109
0.0
159,608
0.0
South Korea : 5.6%
10,048
AfreecaTV Co. Ltd.
571,049
0.2
3,302
Ahnlab, Inc.
152,080
0.1
1,307
AK Holdings, Inc.
10,867
0.0
2,285
(1)
Anapass, Inc.
30,719
0.0
2,985
APR Corp./Korea
392,310
0.1
2
ASIA Holdings Co. Ltd.
484
0.0
4,710  Asia Paper Manufacturing
Co. Ltd.
27,104
0.0
10,795
Baiksan Co. Ltd.
117,924
0.0
2,033
(1)
Cafe24 Corp.
62,794
0.0
1,603
CJ Freshway Corp.
33,693
0.0
22,158
Classys, Inc.
916,805
0.2
10,119
Com2uSCorp
280,649
0.1
1,631
Cuckoo Holdings Co. Ltd.
35,635
0.0
4,310
(1)
D&C Media Co. Ltd.
51,575
0.0
20,803
Dae Hyun Co. Ltd.
28,831
0.0
2,978  Daihan Pharmaceutical
Co. Ltd.
69,394
0.0
2,024
Daou Technology, Inc.
50,925
0.0
14,896
(1)
Devsisters Co. Ltd.
455,870
0.1
11,558  DGB Financial Group,
Inc.
114,996
0.0
3,892
DL E&C Co. Ltd.
131,421
0.0
4,561
(4)
DMS Co. Ltd.
20,819
0.0
1,449  Dongwon Industries Co.
Ltd.
47,919
0.0
8,226
(1)
DoubleDown Interactive
Co. Ltd., ADR
78,229
0.0
6,437
DoubleUGames Co. Ltd.
258,967
0.1
2,626
DY POWER Corp.
25,296
0.0
935
E1 Corp.
55,501
0.0
10,855
E-MART, Inc.
696,026
0.2
4,654
(1)
EM-Tech Co. Ltd.
36,663
0.0
1,979
ENF Technology Co. Ltd.
59,878
0.0
6,002  Eugene Technology Co.
Ltd.
191,106
0.1
8,077
Eusu Holdings Co. Ltd.
34,322
0.0
1,300
Fursys, Inc.
43,260
0.0
26
Gabia, Inc.
470
0.0
9,983  Golfzon Newdin Holdings
Co. Ltd.
39,786
0.0
4,417
(1)
Gravity Co. Ltd., ADR
273,942
0.1
21,215
H.PIO Co. Ltd.
37,872
0.0
6,611  Hanjin Heavy Industries
& Construction Holdings
Co. Ltd.
23,788
0.0
67,579
(1)
Hanwha General
Insurance Co. Ltd.
291,862
0.1
24,147
(1)
Hanwha Life Insurance
Co. Ltd.
60,280
0.0
4,150  Hanyang Securities Co.
Ltd.
52,399
0.0
10,516
(1)
Heungkuk Fire & Marine
Insurance Co. Ltd.
34,037
0.0
2,432
(1)
Hugel, Inc.
587,033
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,066  Hyosung Heavy
Industries Corp.
$ 1,800,975
0.5
410
Hyosung TNC Corp.
69,262
0.0
3,782  Hyundai Livart Furniture
Co. Ltd.
21,588
0.0
6,977
Hyundai Rotem Co. Ltd.
1,008,583
0.3
8,705
HyVision System, Inc.
95,150
0.0
1,472
i3system, Inc.
121,175
0.0
2,040
IDIS Holdings Co. Ltd.
17,238
0.0
1,970  Innox Advanced Materials
Co. Ltd.
38,173
0.0
1,942  Intelligent Digital
Integrated Security Co.
Ltd.
23,522
0.0
15,818
IsuPetasys Co. Ltd.
729,161
0.2
28,970  JB Financial Group Co.
Ltd.
480,819
0.1
24,824
(1)
Jin Air Co. Ltd.
159,476
0.1
16,512
(1)
JoyCity Corp.
22,585
0.0
7,663  Jusung Engineering Co.
Ltd.
148,203
0.1
5,180  KB Balhae Infrastructure
Fund
31,189
0.0
4,796
KC Tech Co. Ltd./New
103,449
0.0
3,927  KIWOOM Securities Co.
Ltd.
605,560
0.2
7,412  Koh Young Technology,
Inc.
76,671
0.0
9,357
Kolmar Korea Co. Ltd.
653,095
0.2
3,628
Kolon Global Corp.
25,093
0.0
2,416  Korea District Heating
Corp.
150,225
0.1
396
KPX Chemical Co. Ltd.
14,835
0.0
7,509
(1)
KT Millie Seojae Co. Ltd.
85,115
0.0
35,244
KTCS Corp.
68,435
0.0
15,361
LEENO Industrial, Inc.
521,703
0.1
73
LF Corp.
1,044
0.0
7,130
(1)
LOT Vacuum Co. Ltd.
53,455
0.0
3,276
LOTTE Himart Co. Ltd.
21,214
0.0
1,941
LX Hausys Ltd.
43,033
0.0
4,160
LX Semicon Co. Ltd.
163,972
0.1
2,831
Maeil Dairies Co. Ltd.
76,294
0.0
13,658
(1)
Magnachip
Semiconductor Corp.
55,998
0.0
2,992
MAKUS, Inc.
52,840
0.0
11,730
Mcnex Co. Ltd.
247,967
0.1
2,411
MegaStudy Co. Ltd.
19,506
0.0
2,740
MegaStudyEdu Co. Ltd.
98,678
0.0
8,615
Modetour Network, Inc.
72,136
0.0
3,086
NeoPharm Co. Ltd.
41,029
0.0
1,607
(1)
Neowiz
28,600
0.0
613  NEOWIZ HOLDINGS
Corp.
10,960
0.0
4,554
(1)
NEPES Corp.
37,522
0.0
4,771
(3)
Netmarble Corp.
203,753
0.1
20,782
NHN KCP Corp.
240,209
0.1
2,214
NICE Holdings Co. Ltd.
21,197
0.0
206  Nice Information &
Telecommunication, Inc.
3,639
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
13,277  NICE Information Service
Co. Ltd.
$ 155,694
0.1
6,191  NOROO Paint & Coatings
Co. Ltd.
39,401
0.0
3,140
PHA Co. Ltd.
25,214
0.0
3,275  PharmaResearch Co.
Ltd.
1,303,572
0.3
15,916
Poongsan Corp.
1,714,284
0.4
19,256
PSK, Inc.
284,428
0.1
3,023
Rayence Co. Ltd.
14,213
0.0
2,617
RFHIC Corp.
52,166
0.0
87,913
(4)
S&C Engine Group Ltd.
—
—
8,006  Sam Young Electronics
Co. Ltd.
64,254
0.0
2,446  Sambo Corrugated Board
Co. Ltd.
17,580
0.0
3,060
Samchully Co. Ltd.
304,332
0.1
2,982
Sammok S-Form Co. Ltd.
44,687
0.0
26,651  Samsung Engineering
Co. Ltd.
505,361
0.1
1,134
Samyang Holdings Corp.
68,473
0.0
121
SeAH Holdings Corp.
11,351
0.0
19,401
Sebang Co. Ltd.
198,878
0.1
1,306
Seoul City Gas Co. Ltd.
58,576
0.0
7,707
(1)
Seoul Semiconductor
Co. Ltd.
39,369
0.0
8,661
Seoyon Co. Ltd.
62,405
0.0
16,745
(1)
Silicon2 Co. Ltd.
620,546
0.2
1,735
(1)
SJ Group Co. Ltd.
5,692
0.0
1,299
SK Chemicals Co. Ltd.
63,359
0.0
1,092  SM Entertainment Co.
Ltd.
104,292
0.0
731
SPC Samlip Co. Ltd.
28,845
0.0
1,330
Spigen Korea Co. Ltd.
26,116
0.0
1,953
(1)
Suprema, Inc.
47,056
0.0
126  Taekwang Industrial Co.
Ltd.
91,000
0.0
24,076
(1)
Tongyang Life Insurance
Co. Ltd.
146,060
0.1
8,741
(1)
TY Holdings Co. Ltd./
Korea
21,382
0.0
10,960
TYM Corp.
39,849
0.0
3,472
Ubiquoss, Inc.
21,672
0.0
5,491
Uju Electronics Co. Ltd.
174,339
0.1
2,342
Unid Co. Ltd.
141,497
0.1
5,262
Uniquest Corp.
23,386
0.0
2,678
Vitzrocell Co. Ltd.
59,958
0.0
3,416
Wins Co. Ltd.
31,216
0.0
4,222
WiSoL Co. Ltd.
20,317
0.0
4,092
WONIK IPS Co. Ltd.
95,561
0.0
9,027
Zeus Co. Ltd.
79,982
0.0
21,855,269
5.6
Spain : 3.1%
6,550
Atalaya Mining PLC
39,478
0.0
6,577  Atresmedia Corp. de
Medios de Comunicacion
SA
37,168
0.0
216,835
Bankinter SA
3,095,156
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
21,881  Cia de Distribucion
Integral Logista Holdings
SA
$ 692,546
0.2
1,331  Construcciones y Auxiliar
de Ferrocarriles SA
80,601
0.0
1,934
(1)
Distribuidora
Internacional de
Alimentacion SA
63,343
0.0
35,896
Indra Sistemas SA
1,486,958
0.4
3,292  Laboratorios
Farmaceuticos Rovi SA
203,205
0.0
1,051,242
Mapfre SA
4,281,272
1.1
26,773  Melia Hotels International
SA
237,724
0.1
84,907  Merlin Properties Socimi
SA
1,175,628
0.3
7,389
Naturhouse Health SAU
15,347
0.0
3,639
Pharma Mar SA
331,703
0.1
9,050
(1)
Tecnicas Reunidas SA
222,873
0.0
137,039
(3)
Unicaja Banco SA
360,056
0.1
12,323,058
3.1
Sweden : 2.8%
7,513
AddLife AB - Class B
132,305
0.1
10,943
Alleima AB
77,334
0.0
17,284
Alligo AB - Class B
185,389
0.1
3,231
(3)
Ambea AB
40,648
0.0
10,765
Arjo AB - Class B
37,514
0.0
72,296
Avanza Bank Holding AB
2,663,353
0.7
5,556
Bahnhof AB - Class B
35,451
0.0
3,895
Beijer Alma AB
104,792
0.0
14,518
Betsson AB - Class B
245,824
0.1
62,974
Billerud Aktiebolag
534,695
0.2
9,294
BioGaia AB - Class B
92,994
0.0
16,738
(3)
Bravida Holding AB
157,069
0.1
36,175
Bufab AB
358,753
0.1
20,135
Byggmax Group AB
119,593
0.0
2
(1)
Careium AB
6
0.0
1,849
Cellavision AB
32,979
0.0
3,712
Clas Ohlson AB - Class B
129,157
0.1
6,853  Electrolux Professional
AB - Class B
46,564
0.0
26,180
Fagerhult Group AB
101,105
0.0
2,964
G5 Entertainment AB
31,927
0.0
4,336
(3)
Hoist Finance AB
42,722
0.0
16,981
Instalco AB
44,464
0.0
5,626
Inwido AB
104,605
0.0
4,657  Lagercrantz Group AB -
Class B
108,122
0.0
756
Lime Technologies AB
29,377
0.0
18,793
Loomis AB
743,062
0.2
21,296
Mycronic AB
462,099
0.1
42,118
NCC AB - Class B
797,516
0.2
4,929
Nolato AB - Class B
29,157
0.0
3,478
Note AB
67,969
0.0
7,287
Paradox Interactive AB
124,598
0.0
103,775
Ratos AB - Class B
367,372
0.1
5,165  RaySearch Laboratories
AB
177,021
0.1
1,538
Rejlers AB
31,234
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
8,136
Scandi Standard AB
$ 78,617
0.0
4,979
(3)
Scandic Hotels Group AB
41,288
0.0
3,184
SkiStar AB
50,229
0.0
59,339
(1)
Stillfront Group AB
30,754
0.0
433,530  Storskogen Group AB -
Class B
503,167
0.1
15,537
Storytel AB
135,268
0.1
7,521
Systemair AB
72,739
0.0
9,488
(1)
Tobii Dynavox AB
122,645
0.0
91,328
Truecaller AB - Class B
456,209
0.1
1,757
VBG Group AB - Class B
50,482
0.0
2,027
Volati AB
22,363
0.0
75,789
Wihlborgs Fastigheter AB
744,784
0.2
16,089
Zinzino AB - Class B
380,364
0.1
10,945,679
2.8
Switzerland : 7.2%
10,434
(1)
AC Immune SA
22,537
0.0
35,656
Accelleron Industries AG
3,247,615
0.8
683
ALSO Holding AG
206,286
0.1
330
Autoneum Holding AG
58,667
0.0
1,506
(1)
Basilea Pharmaceutica
AG, Reg
106,801
0.0
2,061
Belimo Holding AG
2,398,443
0.6
10,131
BKW AG
2,261,975
0.6
1,247  Bucher Industries AG,
Reg
588,894
0.2
549  Burckhardt Compression
Holding AG
488,935
0.1
558
Burkhalter Holding AG
100,345
0.0
258  Cie Financiere Tradition
SA - Class BR
74,690
0.0
1,203
Comet Holding AG, Reg
302,892
0.1
11,453
DKSH Holding AG
791,978
0.2
12,855
Dufry AG, Reg
668,249
0.2
147
Forbo Holding AG, Reg
139,432
0.0
9,924
(3)
Galenica AG
1,053,231
0.3
425  Hiag Immobilien Holding
AG
56,522
0.0
663
Huber + Suhner AG, Reg
88,528
0.0
6,232
Implenia AG
419,472
0.1
3,490
Inficon Holding AG
419,938
0.1
8,946  International Workplace
Group PLC
26,102
0.0
336
Kardex Holding AG
129,383
0.0
34,864
Logitech International SA
3,232,831
0.8
1,720
(3)
Medacta Group SA
311,973
0.1
737
Mikron Holding AG, Reg
16,601
0.0
474
(1)
On Holding AG - Class A
23,022
0.0
7,825  PSP Swiss Property AG,
Reg
1,327,625
0.3
15,142
R&S Group Holding AG
691,569
0.2
2,338
(1)(3)
Sensirion Holding AG
231,634
0.1
840
SFS Group AG
108,550
0.0
39,533
(1)
Sportradar Group AG -
Class A
1,168,991
0.3
7,216
Sulzer AG, Reg
1,388,438
0.4
4,503  Swissquote Group
Holding SA, Reg
2,991,999
0.8
1,877
Tecan Group AG, Reg
371,630
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
21,030
Temenos AG
$ 1,881,021
0.5
429
(1)
u-blox Holding AG
53,420
0.0
293  Vaudoise Assurances
Holding SA
226,137
0.1
487
V-ZUG Holding AG
31,217
0.0
1,199
Ypsomed Holding AG
573,670
0.1
28,281,243
7.2
Taiwan : 1.0%
22,000
(1)
ACES Electronic Co. Ltd.
41,771
0.0
45,000  Arcadyan Technology
Corp.
332,547
0.1
13,000
ASROCK, Inc.
114,455
0.0
20,000
Cenra, Inc.
22,502
0.0
87,000  Channel Well Technology
Co. Ltd.
258,170
0.1
62,000
CviLux Corp.
87,443
0.0
21,000
Darfon Electronics Corp.
24,537
0.0
38,000
Ennoconn Corp.
386,321
0.1
71,000  Everlight Electronics Co.
Ltd.
163,931
0.1
19,000  Fitipower Integrated
Technology, Inc.
114,024
0.0
70,000  FocalTech Systems Co.
Ltd.
147,172
0.1
25,000
FY Group Ltd.
40,908
0.0
61,661
(1)
General Interface
Solution Holding Ltd.
94,241
0.0
14,000
(1)
Genesis Technology, Inc./
Taiwan
22,014
0.0
15,000  Global Lighting
Technologies, Inc.
20,046
0.0
26,000  Global Mixed Mode
Technology, Inc.
187,717
0.1
28,343  Himax Technologies, Inc.,
ADR
251,119
0.1
25,000  Holtek Semiconductor,
Inc.
32,825
0.0
18,000
ITE Technology, Inc.
78,910
0.0
20,000
Lida Holdings Ltd.
15,600
0.0
11,000  Lumax International Corp.
Ltd.
35,644
0.0
62,000
Pixart Imaging, Inc.
401,944
0.1
77,000
Primax Electronics Ltd.
186,618
0.1
7,000  Raydium Semiconductor
Corp.
81,238
0.0
19,000  Rich Honour International
Designs Co. Ltd.
34,315
0.0
125,000
(1)
Sunplus Technology Co.
Ltd.
79,006
0.0
16,000
Sunrex Technology Corp.
23,260
0.0
45,000  Syscom Computer
Engineering Co.
85,180
0.0
26,000  Taiwan FU Hsing
Industrial Co. Ltd.
38,713
0.0
15,000  Taiwan Semiconductor
Co. Ltd.
22,686
0.0
79,000  Taiwan Surface Mounting
Technology Corp.
278,465
0.1
7,000
Tofu Restaurant Co. Ltd.
47,676
0.0
64,000
Ton Yi Industrial Corp.
38,801
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
7,000
Topview Optronics Corp.
$ 16,220
0.0
36,000
Ubright Optronics Corp.
75,764
0.0
10,000
UDE Corp.
32,554
0.0
3,914,337
1.0
Thailand : 0.3%
206,600  Advanced Information
Technology PCL
33,123
0.0
272,200
Food Moments PCL
33,100
0.0
166,000
MC Group PCL
50,756
0.0
184,700  Ratchaphruek Hospital
PCL
28,259
0.0
132,800  Regional Container Lines
PCL
123,691
0.0
69,600  Somboon Advance
Technology PCL
27,687
0.0
1,906,800
(2)
Star Petroleum Refining
PCL
331,546
0.1
17,700
Thai Stanley Electric PCL
100,564
0.0
1,186,500
Thaifoods Group PCL
178,747
0.1
52,020
(1)
Valeura Energy, Inc.
350,279
0.1
39,300
Zen Corp. Group PCL
6,614
0.0
1,264,366
0.3
Turkey : 0.0%
5,900
(1)
Eldorado Gold Corp.
120,887
0.0
Ukraine : 0.0%
46,862
(1)
Ferrexpo PLC
28,491
0.0
United Arab Emirates : 0.3%
240,373  Alef Education Holding
PLC
69,369
0.0
25,524  Commercial Bank of
Dubai PSC
71,612
0.0
787,622
Dana Gas PJSC
164,255
0.1
307,328
(1)
Islamic Arab Insurance
Co.
36,899
0.0
348,006
(1)
RAK Properties PJSC
145,468
0.0
450,728
Sharjah Islamic Bank
370,284
0.1
58,169
(1)
Yalla Group Ltd., ADR
454,300
0.1
1,312,187
0.3
United Kingdom : 8.2%
3,480
4imprint Group PLC
164,837
0.0
3,289
AG Barr PLC
29,878
0.0
34,452
AJ Bell PLC
244,010
0.1
1,203  Alpha Group International
PLC
65,931
0.0
4,660  Anglo-Eastern Plantations
PLC
54,692
0.0
9,959
(2)
Animalcare Group PLC
35,775
0.0
6,541
Avon Technologies PLC
182,702
0.1
88,321  Babcock International
Group PLC
1,210,915
0.3
142,164
Balfour Beatty PLC
1,015,979
0.3
115,845  Barratt Developments
PLC
570,476
0.2
108,413
Beazley PLC
1,277,406
0.3
5,310
(1)
Bicycle Therapeutics
PLC, ADR
45,241
0.0
6,697
Breedon Group PLC
32,070
0.0
151,099
British Land Co. PLC
694,444
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
10,920  Bytes Technology Group
PLC
$ 52,690
0.0
23,327
Central Asia Metals PLC
45,101
0.0
6,446
Chesnara PLC
22,432
0.0
29,137
(3)
CMC Markets PLC
87,542
0.0
4,930
Cohort PLC
94,761
0.0
17,681
Computacenter PLC
534,379
0.1
232,421
(3)
ConvaTec Group PLC
716,098
0.2
76,177
Costain Group PLC
164,587
0.0
10,000
Cranswick PLC
700,333
0.2
571,023
(1)
Currys PLC
851,407
0.2
57,070
dotdigital group PLC
54,417
0.0
71,213
Drax Group PLC
665,100
0.2
2,500
(1)
Eagle Eye Solutions
Group PLC
7,495
0.0
72,060
easyJet PLC
467,258
0.1
250,298
EnQuest PLC
45,749
0.0
52,270
Entain PLC
701,922
0.2
9,640
Everplay Group PLC
48,633
0.0
9,755  FDM Group Holdings
PLC
15,640
0.0
31,851  Foresight Group Holdings
Ltd.
194,757
0.1
17,862
(3)
Forterra PLC
47,533
0.0
74,717
Foxtons Group PLC
57,707
0.0
721  Fuller Smith & Turner
PLC - Class A
5,618
0.0
1,030  Games Workshop Group
PLC
220,691
0.1
3,379  Gamma Communications
PLC
48,552
0.0
85,471
(1)
Gem Diamonds Ltd.
6,863
0.0
6,026  Global Ship Lease, Inc. -
Class A
171,862
0.1
296,671
Harbour Energy PLC
780,230
0.2
992
Hargreaves Services PLC
9,773
0.0
33,060  Hikma Pharmaceuticals
PLC
854,514
0.2
5,330
Hill & Smith PLC
143,456
0.0
20,947
Hunting PLC
87,141
0.0
61,284
IG Group Holdings PLC
912,572
0.2
23,826
IMI PLC
696,078
0.2
52,487  Impax Asset Management
Group PLC
137,248
0.0
67,229
Inchcape PLC
622,198
0.2
17,191
(1)
Indivior PLC
347,258
0.1
15,809
IntegraFin Holdings PLC
74,848
0.0
28,168  Intermediate Capital
Group PLC
806,525
0.2
120,192  International Personal
Finance PLC
334,763
0.1
98,384
Investec PLC - GBP
729,564
0.2
196,057
Investec PLC - ZAR
1,442,229
0.4
95,294
JET2 PLC
2,041,143
0.5
112,851
Just Group PLC
314,469
0.1
19,639
Kainos Group PLC
191,625
0.1
10,831  Liontrust Asset
Management PLC
50,834
0.0
300,377  LondonMetric Property
PLC
755,952
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
3,384
(3)
Luceco PLC
$ 5,718
0.0
24,278
Macfarlane Group PLC
31,796
0.0
15,400
Man Group PLC/Jersey
33,445
0.0
183,230
(1)
Marston's PLC
103,580
0.0
8,059
(1)
McBride PLC
13,221
0.0
31,691
Mears Group PLC
163,226
0.0
52,452
Mitie Group PLC
97,261
0.0
11,320  Moneysupermarket.com
Group PLC
29,951
0.0
5,425  Morgan Sindall Group
PLC
329,132
0.1
45,557  Next Fifteen
Communications Group
PLC
168,757
0.1
14,527
Ninety One PLC
36,126
0.0
32,153
Nomad Foods Ltd.
541,457
0.1
13,294
Norcros PLC
51,336
0.0
109,321
OSB Group PLC
799,658
0.2
40,963
Pagegroup PLC
143,279
0.0
77,708  Paragon Banking Group
PLC
926,709
0.2
31,405  Polar Capital Holdings
PLC
196,588
0.1
55,338
Rightmove PLC
597,182
0.2
2,842
Secure Trust Bank PLC
37,533
0.0
69,803
Severfield PLC
29,407
0.0
47,547
Softcat PLC
1,022,640
0.3
214,184
Speedy Hire PLC
89,668
0.0
68,309
St James's Place PLC
1,175,663
0.3
43,954
TP ICAP Group PLC
177,434
0.1
143,765
(1)(3)
Trainline PLC
516,247
0.1
358,951
Tritax Big Box REIT PLC
667,695
0.2
23,768
(1)(3)
Trustpilot Group PLC
78,385
0.0
63,624
(1)
Watkin Jones PLC
21,741
0.0
17,036
Weir Group PLC
598,492
0.2
43,682
Wickes Group PLC
127,781
0.0
67,284  XPS Pensions Group
PLC
328,778
0.1
32,125,789
8.2
United States : 2.0%
12,000
(1)
Bausch Health Cos., Inc.
70,756
0.0
31,318
Buzzi Unicem SpA
1,635,416
0.4
16,347
(1)
Carnival PLC, ADR
444,638
0.1
14,596
(2)
Civeo Corp.
364,754
0.1
25,631
(1)
Constellium SE
351,401
0.1
13,193
(1)
Fiverr International Ltd.
291,302
0.1
33,528
(1)
IMAX Corp.
864,687
0.2
58,085
(1)
Kiniksa Pharmaceuticals
International PLC
1,757,652
0.5
24,413
(1)
MDA Space Ltd.
683,620
0.2
31,859
Navigator Holdings Ltd.
502,417
0.1
107,591
(1)
Riskified Ltd. - Class A
548,714
0.1
17,201
(3)
Signify NV
411,493
0.1
10,400
(1)
TELUS International
CDA, Inc.
39,255
0.0
7,966,105
2.0
Total Common Stock
(Cost $307,063,179)
382,059,515
97.1
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.5%
28,678  iShares MSCI EAFE
Small-Cap ETF
$ 2,076,574
0.5
67,016  Vanguard FTSE
Developed Markets ETF
3,767,640
1.0
5,844,214
1.5
Total Exchange-Traded
Funds
(Cost $5,906,341)
5,844,214
1.5
PREFERRED STOCK : 0.3%
Germany : 0.3%
555
(1)
Einhell Germany AG
47,122
0.0
12,522
Fuchs Petrolub SE
573,011
0.1
15,101
Jungheinrich AG
578,944
0.2
88
KSB SE & Co. KGaA
93,962
0.0
182
STO SE & Co. KGaA
25,913
0.0
1,318,952
0.3
Total Preferred Stock
(Cost $1,189,606)
1,318,952
0.3
Total Long-Term
Investments
(Cost $314,159,126)
389,222,681
98.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Repurchase Agreements : 0.3%
1,000,000
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 07/31/2025,
4.430%, due 08/01/2025
(Repurchase Amount
$1,000,121, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $1,020,126, due
08/14/25-05/15/55)
1,000,000
0.3
33,938
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$33,942, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $34,617, due
04/15/27-11/15/54)
33,938
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
152,339
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$152,357, collateralized
by various U.S.
Government Securities,
0.125%-4.750%, Market
Value plus accrued
interest $155,386, due
02/15/41-08/15/52)
$ 152,339
0.0
207,837
(5)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 07/31/2025,
4.360%, due 08/01/2025
(Repurchase Amount
$207,862, collateralized
by various U.S.
Government Securities,
2.875%-4.625%, Market
Value plus accrued
interest $211,994, due
04/30/29-05/15/32)
207,837
0.0
Total Repurchase
Agreements
(Cost $1,394,114)
1,394,114
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
2,314,820
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
(Cost $2,314,820) $ 2,314,820 0.6
Total Short-Term
Investments
(Cost $3,708,934)
3,708,934
0.9
Total Investments in
Securities
(Cost $317,868,060) $ 392,931,615 99.8
Assets in Excess of
Other Liabilities 767,568 0.2
Net Assets $ 393,699,183 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 23.0%
Financials 14.1
Information Technology 12.6
Consumer Discretionary 11.8
Materials 8.3
Health Care 7.1
Real Estate 5.3
Communication Services 4.9
Consumer Staples 3.7
Energy 3.7
Utilities 2.9
Exchange-Traded Funds 1.5
Short-Term Investments 0.9
Assets in Excess of Other Liabilities 0.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ 2,146,400 $ 18,910,788 $ — $ 21,057,188
Austria — 1,124,686 — 1,124,686
Belgium 31,420 776,815 — 808,235
Bermuda — 27,568 — 27,568
Brazil 644,697 39,783 — 684,480
Canada 32,339,191 — — 32,339,191
China 749,866 5,484,549 3,679 6,238,094
Côte d'Ivoire — 1,473,638 — 1,473,638
Denmark 734,117 10,261,484 — 10,995,601
Finland 1,335 5,821,507 — 5,822,842
France 793,536 24,748,540 — 25,542,076
Germany 52,258 24,527,528 — 24,579,786
Greece 234,257 199,688 — 433,945
Guatemala 921,764 — — 921,764
Guernsey 223,148 — — 223,148
Hong Kong 185,577 1,782,936 — 1,968,513
Hungary 230,699 — — 230,699
India — 522,398 — 522,398
Indonesia 110,462 43,753 — 154,215
Ireland 635,224 266,642 — 901,866
Israel 2,337,853 935,615 — 3,273,468
Italy 2,158,791 17,474,968 — 19,633,759
Japan 1,687 80,771,659 — 80,773,346
Liechtenstein 122,500 — — 122,500
Luxembourg — 76,820 — 76,820
Macao — 1,261,681 — 1,261,681
Malaysia 75,404 350,904 — 426,308
Malta — 46,025 — 46,025
Mexico 55,303 2,223,751 — 2,279,054
Netherlands 773,119 8,675,741 — 9,448,860
New Zealand 127,820 1,234,214 — 1,362,034
Norway 150,936 813,628 — 964,564
Papua New Guinea 27,952 — — 27,952
Peru 270,886 — — 270,886
Philippines 162,668 — — 162,668
Poland 63,068 2,155,044 — 2,218,112
Portugal 81,882 426,124 — 508,006
Qatar 77,551 — — 77,551
Singapore 38,227 2,740,742 — 2,778,969
South Africa 159,608 — — 159,608
South Korea 699,375 21,135,075 20,819 21,855,269
Spain 78,690 12,244,368 — 12,323,058
Sweden 271,971 10,673,708 — 10,945,679
Switzerland 1,273,217 27,008,026 — 28,281,243
Taiwan 251,119 3,663,218 — 3,914,337
Thailand 412,839 851,527 — 1,264,366
Turkey 120,887 — — 120,887
Ukraine — 28,491 — 28,491
United Arab Emirates 724,823 587,364 — 1,312,187
United Kingdom 5,159,336 26,966,453 — 32,125,789
United States 5,919,196 2,046,909 — 7,966,105
Total Common Stock 61,630,659 320,404,358 24,498 382,059,515
Exchange-Traded Funds 5,844,214 — — 5,844,214

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2025
Preferred Stock $ 47,122 $ 1,271,830 $ — $ 1,318,952
Short-Term Investments 2,314,820 1,394,114 — 3,708,934
Total Investments, at fair value $ 69,836,815 $ 323,070,302 $ 24,498 $ 392,931,615
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 88,530,326
Gross Unrealized Depreciation (13,466,771)
Net Unrealized Appreciation $ 75,063,555